SIGNIFICANT ACCOUNTING POLICIES - Capital Advance receivable, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
CA receivable, gross, beginning balance	$ 67,682	$ 60,636
CA extended to customers	334,775	266,562
Increase in revenue receivables	444	126
CA collected from customers	(342,930)	(259,134)
Charge-offs, net of recoveries	(3,870)	(508)
CA receivable, gross, ending balance	56,101	67,682
Allowance for CA losses	(2,426)	(1,587)
CA receivable, net, ending balance	$ 53,675	$ 66,095